Financial Instruments (Detail 2) - USD ($) $ in Millions	Oct. 31, 2015	Oct. 31, 2014
Cost
Due in one to five years	$ 2
Due in more than five years	32
Total	34
Fair Value
Due in one to five years	2
Due in more than five years	42
Total	44
Investment Holdings
Investment amount	49	$ 168
Equity securities in privately held companies | Other Non-Current Assets
Investment Holdings
Investment amount	$ 13	$ 7